CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Class A Common Shares	Class B Common Shares	Additional Paid-In Capital	Statutory Reserves	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss
Balance, shares at Sep. 30, 2022		26,750	4,028
Balance, amount at Sep. 30, 2022	$ 63,782,326	$ 54,278,472	$ 4,231,055	$ 8,865,199	$ 524,723	$ 2,415,349	$ (6,532,472)
Issuance of ordinary shares for private placement, net, shares		14,019
Issuance of ordinary shares for private placement, net, amount	17,975,000	$ 17,975,000	0	0	0	0	0
Issuance of ordinary shares for acquisition, shares		11,759
Issuance of ordinary shares for acquisition, amount	18,373,771	$ 18,373,771	0	0	0	0	0
Issuance of ordinary shares and warrants, net, shares		24,242
Issuance of ordinary shares and warrants, net, amount	8,945,433	$ 8,945,433	0	0	0	0	0
Issuance of ordinary shares for services, shares		2,667
Issuance of ordinary shares for services, amount	1,100,000	$ 1,100,000	0	0	0	0	0
Issuance of ordinary shares for convertible notes redemption, shares		11,996
Issuance of ordinary shares for convertible notes redemption, amount	1,250,000	$ 1,250,000	0	0	0	0	0
Net loss for the year	(5,625,740)	0	0	0	0	(5,625,740)	0
Appropriation to statutory reserve	0	0	0	0	1,494	(1,494)	0
Foreign currency translation loss	(2,238,556)	0	0	0	0	0	(2,238,556)
Balance, amount at Sep. 30, 2023	103,562,234	$ 101,922,676	$ 4,231,055	8,865,199	526,217	(3,211,885)	(8,771,028)
Balance, shares at Sep. 30, 2023		91,433	4,028
Issuance of ordinary shares for convertible notes redemption, shares		177,067
Issuance of ordinary shares for convertible notes redemption, amount	2,419,174	$ 2,419,174	$ 0	0	0	0	0
Net loss for the year	(14,040,769)	0	0	0	0	(14,040,769)	0
Appropriation to statutory reserve	0	$ 0	0	0	1,969	(1,969)	0
Foreign currency translation loss	4,826,918
Issuance of ordinary shares for warrants exercised, shares		4,000
Issuance of ordinary shares for warrants exercised, amount	145,290	$ 145,290	0	0	0	0	0
Purchase of treasury shares, shares		(10)
Purchase of treasury shares, amount	(430)	$ (430)	0	0	0	0	0
Disposal of subsidiaries	0	0	0	0	(513,196)	513,196	0
Foreign currency translation gain	4,826,918	0	0	0	0	0	4,826,918
Balance, amount at Sep. 30, 2024	96,912,417	$ 104,486,710	$ 4,231,055	8,865,199	14,990	(16,741,427)	(3,944,110)
Balance, shares at Sep. 30, 2024		272,490	4,028
Issuance of ordinary shares for acquisition, shares		2,000,000
Issuance of ordinary shares for acquisition, amount	10,000,000	$ 10,000,000	$ 0	0	0	0	0
Issuance of ordinary shares for convertible notes redemption, shares		609,221
Issuance of ordinary shares for convertible notes redemption, amount	3,207,160	$ 3,207,160	0	0	0	0	0
Net loss for the year	(11,142,007)	0	0	0	0	(11,142,007)	0
Foreign currency translation loss	(3,729,742)	$ 0	0	0	0	0	(3,729,742)
Issuance of ordinary shares for warrants exercised, shares		65,400
Issuance of ordinary shares for warrants exercised, amount	523,200	$ 523,200	0	0	0	0	0
Disposal of subsidiaries	0	$ 0	0	0	(3,586)	3,586	0
Issuance of ordinary shares for commitment fee, shares		63,898
Issuance of ordinary shares for commitment fee, amount	201,278	$ 201,278	0	0	0	0	0
Reverse share split adjustments, shares		26
Reverse share split adjustments, amount	0	$ 0	$ 0	0	0	0	0
Issuance of ordinary shares, shares		1,977,302	631,391
Issuance of ordinary shares, amount	6,000,000	$ 4,547,800	$ 1,452,200	0	0	0	0
Balance, amount at Sep. 30, 2025	$ 101,972,306	$ 122,966,148	$ 5,683,255	$ 8,865,199	$ 11,404	$ (27,879,848)	$ (7,673,852)
Balance, shares at Sep. 30, 2025		4,988,337	635,419